Preferred stock (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Stockholders Equity

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2014, 2015 and 2016:

Class of stock	Issued at March 31, 2013	Net change	Issued at March 31, 2014	Net change	Issued at March 31, 2015	Net change	Issued at March 31, 2016
	(number of shares)
Eleventh series class XI preferred stock (1) (2)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	(36,690,000)	—	—	—	—	—

Total	951,442,000	(36,690,000)	914,752,000	—	914,752,000	—	914,752,000

Class of stock	Aggregate amount at March 31, 2013	Net change	Aggregate amount at March 31, 2014	Net change	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016
	(in millions of yen)
Eleventh series class XI preferred stock (1) (2)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	(36,690)	—	—	—	—	—

Total	951,442	(36,690)	914,752	—	914,752	—	914,752

Notes:

(1)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(2)	All shares of the eleventh series class XI preferred stock were converted into common stock on July 1, 2016 and cancelled on July 13, 2016.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2014, 2015 and 2016 is as follows:

2014	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	602,100,700	1,000	Yes
Thirteenth series class XIII preferred stock	—	36,690,000	—	—	—	—
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,251,442,000	914,752,000	602,100,700

2015	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	701,631,100	1,000	Yes
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,214,752,000	914,752,000	701,631,100

2016	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	815,828,400	1,000	Yes
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,214,752,000	914,752,000	815,828,400

Notes:

(1)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(2)	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
(3)	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
(4)	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.

Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. The material terms and conditions of conversion are as follows:

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1, 2015 (a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, in the event of issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

All preferred stock shares which have not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

Common Stock
Schedule of Stock by Class

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(shares)
Balance at beginning of fiscal year	24,164,864,477	24,263,885,187	24,621,897,967
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	99,020,710	351,822,780	403,667,690
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	6,190,000	4,960,000

Balance at end of fiscal year	24,263,885,187	24,621,897,967	25,030,525,657